Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,955		$ 1,902
Warranty and campaign programs	1,035	1,123	1,111	1,054	1,045	1,058
Marketing and sales incentive programs	1,596		1,340
Accrued expenses and deferred income	750		748
Legal reserves	506		551
Contract reserve	398		467
Restructuring reserve	92		77
Other	2,307		2,539
Total	$ 8,639		$ 8,735